Trade Receivables (Details) - Schedule of Risk Profile of Trade Receivables Based on the Group’s Provision Matrix - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Trade Receivables (Details) - Schedule of Risk Profile of Trade Receivables Based on the Group’s Provision Matrix [Line Items]
Gross carrying amount		$ 50,939,090
Estimated total gross carrying amount at default	1,889,556	50,939,090
Lifetime ECL	57,831
Not past due &30 [Member]
Trade Receivables (Details) - Schedule of Risk Profile of Trade Receivables Based on the Group’s Provision Matrix [Line Items]
Gross carrying amount		$ 50,939,090
Expected loss rate	0.00%	0.00%
Estimated total gross carrying amount at default	$ 1,259,489
Lifetime ECL	0.01
31 – 90 [Member]
Trade Receivables (Details) - Schedule of Risk Profile of Trade Receivables Based on the Group’s Provision Matrix [Line Items]
Gross carrying amount
Expected loss rate	0.00%	0.00%
Estimated total gross carrying amount at default	$ 239,522
Lifetime ECL	0.1
90 – 180 [Member]
Trade Receivables (Details) - Schedule of Risk Profile of Trade Receivables Based on the Group’s Provision Matrix [Line Items]
Gross carrying amount
Expected loss rate	0.03%	0.00%
Estimated total gross carrying amount at default	$ 220,966
Lifetime ECL	73.16
180 – 365 [Member]
Trade Receivables (Details) - Schedule of Risk Profile of Trade Receivables Based on the Group’s Provision Matrix [Line Items]
Gross carrying amount
Expected loss rate	5.82%	0.00%
Estimated total gross carrying amount at default	$ 59,573
Lifetime ECL	3,641.53
365 [Member]
Trade Receivables (Details) - Schedule of Risk Profile of Trade Receivables Based on the Group’s Provision Matrix [Line Items]
Gross carrying amount
Expected loss rate	50.00%	0.00%
Estimated total gross carrying amount at default	$ 110,006
Lifetime ECL	$ 54,116.2